Long-Term Debt - Summary of borrowings (Parenthetical) (Details)	Dec. 31, 2025
6.875% Senior Unsecured Notes Maturing on January 15, 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.875%
9.0% Senior Secured Notes Maturing on October 15, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	9.00%